Key Management Transactions (Details) - Schedule of transactions with key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Transactions with Key Management [Abstract]
Salaries and employee benefits	$ 1,595	$ 1,371
Directors’ fees	372	383
Share-based payments	$ 2,104	$ 2,950